UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Courtney R. Taylor
The American Funds Income Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities FundSM
Investment portfolio

May 31, 2012
  unaudited

Bonds & notes — 89.64%	Principal amount (000)	Value (000)

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 55.84%
Fannie Mae 3.308% 20172	$4,130	$4,465
Fannie Mae 10.50% 2018	639	713
Fannie Mae 5.50% 2023	14,614	15,929
Fannie Mae 6.00% 2024	1,433	1,616
Fannie Mae 3.50% 2025	4,380	4,629
Fannie Mae 3.50% 2025	3,454	3,650
Fannie Mae 3.50% 2025	3,361	3,553
Fannie Mae 3.50% 2025	716	757
Fannie Mae 3.50% 2025	604	639
Fannie Mae 3.50% 2025	242	256
Fannie Mae 10.739% 20252	1,227	1,370
Fannie Mae 6.00% 2026	84	95
Fannie Mae 3.00% 20273	479,962	502,610
Fannie Mae 3.00% 20273	82,325	85,978
Fannie Mae 3.50% 20273	2,784	2,939
Fannie Mae 4.50% 20273	7,240	7,754
Fannie Mae 6.50% 2027	2,978	3,371
Fannie Mae 6.50% 2027	2,627	2,974
Fannie Mae 5.00% 2028	2,462	2,668
Fannie Mae 6.00% 2028	3,629	4,001
Fannie Mae 6.00% 2028	2,234	2,463
Fannie Mae 6.00% 2028	446	491
Fannie Mae 8.00% 2031	1,434	1,681
Fannie Mae 2.401% 20332	1,082	1,151
Fannie Mae 5.00% 2033	8,587	9,320
Fannie Mae 2.508% 20352	775	829
Fannie Mae 5.00% 2035	24,731	26,827
Fannie Mae 5.50% 2036	109	119
Fannie Mae 5.542% 20362	2,827	3,012
Fannie Mae 6.00% 2036	3,487	3,849
Fannie Mae 5.00% 2037	18,681	20,276
Fannie Mae 5.41% 20372	960	1,019
Fannie Mae 5.50% 2037	5,807	6,358
Fannie Mae 6.00% 2037	14,647	16,121
Fannie Mae 6.00% 2037	12,537	13,838
Fannie Mae 6.00% 2037	8,930	9,858
Fannie Mae 6.00% 2037	5,144	5,678
Fannie Mae 6.00% 2037	3,457	3,816
Fannie Mae 6.00% 2037	2,162	2,387
Fannie Mae 6.00% 2037	639	706
Fannie Mae 6.00% 2037	478	528
Fannie Mae 6.00% 2037	473	522
Fannie Mae 6.50% 2037	2,912	3,278
Fannie Mae 6.50% 2037	1,966	2,220
Fannie Mae 6.50% 2037	1,862	2,069
Fannie Mae 6.50% 2037	1,639	1,822
Fannie Mae 6.50% 2037	738	820
Fannie Mae 7.00% 2037	2,158	2,415
Fannie Mae 7.00% 2037	916	1,025
Fannie Mae 7.00% 2037	74	83
Fannie Mae 7.50% 2037	241	274
Fannie Mae 5.00% 2038	16,090	17,453
Fannie Mae 5.00% 2038	11,117	12,066
Fannie Mae 5.50% 2038	25,900	28,249
Fannie Mae 5.50% 2038	8,693	9,482
Fannie Mae 5.50% 2038	7,960	8,682
Fannie Mae 5.50% 2038	5,972	6,514
Fannie Mae 5.507% 20382	4,366	4,681
Fannie Mae 6.00% 2038	106,255	117,337
Fannie Mae 6.00% 2038	54,950	60,655
Fannie Mae 6.00% 2038	41,660	45,985
Fannie Mae 6.00% 2038	20,367	22,539
Fannie Mae 6.00% 2038	20,296	22,403
Fannie Mae 6.00% 2038	6,373	7,012
Fannie Mae 6.00% 2038	5,197	5,737
Fannie Mae 6.00% 2038	3,231	3,567
Fannie Mae 6.00% 2038	1,877	2,071
Fannie Mae 6.00% 2038	1,649	1,817
Fannie Mae 6.00% 2038	1,586	1,733
Fannie Mae 6.50% 2038	4,350	4,889
Fannie Mae 7.00% 2038	3,658	4,095
Fannie Mae 6.00% 2039	77,152	85,162
Fannie Mae 6.00% 2039	37,051	40,898
Fannie Mae 6.00% 2039	5,151	5,686
Fannie Mae 6.00% 2039	3,929	4,325
Fannie Mae 3.243% 20402	13,573	14,288
Fannie Mae 3.563% 20402	1,467	1,550
Fannie Mae 4.00% 2040	20,183	21,521
Fannie Mae 4.00% 2040	17,091	18,224
Fannie Mae 4.00% 2040	7,947	8,578
Fannie Mae 4.50% 2040	8,420	9,232
Fannie Mae 4.50% 2040	6,570	7,074
Fannie Mae 4.50% 2040	2,448	2,684
Fannie Mae 4.50% 2040	2,227	2,442
Fannie Mae 4.50% 2040	1,524	1,642
Fannie Mae 4.50% 2040	742	814
Fannie Mae 4.50% 2040	511	561
Fannie Mae 5.00% 2040	38,207	41,600
Fannie Mae 5.00% 2040	1,655	1,831
Fannie Mae 6.00% 2040	18,791	20,742
Fannie Mae 6.00% 2040	8,522	9,388
Fannie Mae 6.00% 2040	5,960	6,557
Fannie Mae 6.00% 2040	1,667	1,839
Fannie Mae 3.279% 20412	10,674	11,211
Fannie Mae 3.50% 2041	25,581	26,974
Fannie Mae 3.752% 20412	10,745	11,363
Fannie Mae 4.00% 2041	41,216	43,948
Fannie Mae 4.00% 2041	39,482	42,617
Fannie Mae 4.00% 2041	27,319	29,130
Fannie Mae 4.00% 2041	27,273	29,080
Fannie Mae 4.00% 2041	19,135	20,409
Fannie Mae 4.00% 2041	15,817	16,865
Fannie Mae 4.00% 2041	4,418	4,769
Fannie Mae 4.00% 2041	4,271	4,610
Fannie Mae 4.00% 2041	2,797	3,020
Fannie Mae 4.50% 2041	80,723	87,048
Fannie Mae 4.50% 2041	55,397	59,737
Fannie Mae 4.50% 2041	51,077	55,079
Fannie Mae 4.50% 2041	19,728	21,273
Fannie Mae 4.50% 2041	12,465	13,667
Fannie Mae 4.50% 2041	11,945	13,128
Fannie Mae 4.50% 2041	6,641	7,282
Fannie Mae 4.50% 2041	6,411	7,074
Fannie Mae 4.50% 2041	5,674	6,119
Fannie Mae 4.50% 2041	1,754	1,924
Fannie Mae 4.50% 2041	1,221	1,339
Fannie Mae 5.00% 2041	32,120	35,438
Fannie Mae 5.00% 2041	4,360	4,840
Fannie Mae 5.00% 2041	3,811	4,234
Fannie Mae 5.00% 2041	3,033	3,367
Fannie Mae 5.00% 2041	1,975	2,194
Fannie Mae 5.00% 2041	1,952	2,166
Fannie Mae 5.00% 2041	1,856	2,062
Fannie Mae 5.00% 2041	1,840	2,045
Fannie Mae 5.00% 2041	1,481	1,645
Fannie Mae 5.00% 2041	1,437	1,596
Fannie Mae 5.00% 2041	1,275	1,415
Fannie Mae 5.00% 2041	1,229	1,364
Fannie Mae 5.00% 2041	1,169	1,298
Fannie Mae 5.00% 2041	1,059	1,177
Fannie Mae 5.00% 2041	968	1,074
Fannie Mae 5.00% 2041	926	1,028
Fannie Mae 3.50% 20423	289,885	304,470
Fannie Mae 3.50% 2042	41,488	43,763
Fannie Mae 3.50% 2042	40,980	43,227
Fannie Mae 4.00% 20423	116,110	123,367
Fannie Mae 4.50% 20423	168,779	181,121
Fannie Mae 4.50% 2042	21,363	23,037
Fannie Mae 5.00% 20423	48,950	53,027
Fannie Mae 5.50% 20423	111,306	121,341
Fannie Mae 6.00% 20423	134,805	148,391
Fannie Mae 6.639% 20472	1,750	1,900
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	28,124
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,900	1,934
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	4,325	4,488
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,726
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	768	784
Fannie Mae, Series 2001-4, Class NA, 11.403% 20252	549	614
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	622	707
Fannie Mae, Series 2001-20, Class E, 9.597% 20312	34	39
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 20332	9,363	10,603
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	5,754	6,003
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	9,781	11,132
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	3,364	3,223
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	2,940	2,751
Fannie Mae, Series 2006-65, Class PF, 0.519% 20362	3,808	3,801
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	612	690
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,141	4,564
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	2,629	2,926
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	583	662
Freddie Mac 10.00% 2025	541	600
Freddie Mac 6.00% 2026	2,969	3,278
Freddie Mac 6.00% 2027	6,341	7,003
Freddie Mac 2.48% 20352	3,691	3,958
Freddie Mac 5.859% 20362	5,275	5,641
Freddie Mac 4.495% 20372	495	519
Freddie Mac 5.50% 2037	3,723	4,052
Freddie Mac 6.50% 2037	1,447	1,604
Freddie Mac 6.50% 2037	424	470
Freddie Mac 4.818% 20382	2,271	2,445
Freddie Mac 5.50% 2038	50,950	55,419
Freddie Mac 5.50% 2038	26,547	28,892
Freddie Mac 5.50% 2038	19,103	20,778
Freddie Mac 5.50% 2038	4,380	4,774
Freddie Mac 5.50% 2038	426	464
Freddie Mac 6.00% 2038	15,742	17,444
Freddie Mac 5.50% 2039	53,752	58,500
Freddie Mac 3.168% 20402	2,921	3,062
Freddie Mac 3.253% 20412	9,078	9,536
Freddie Mac 3.406% 20412	11,716	12,353
Freddie Mac 4.50% 2041	4,394	4,806
Freddie Mac 5.00% 2041	10,067	11,114
Freddie Mac 5.50% 2041	35,290	38,407
Freddie Mac 6.00% 20423	17,160	18,873
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	6,125	6,337
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	4,256	4,296
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,358	1,447
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	3,350	3,716
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	2,112	2,183
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,300	3,413
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,225	3,354
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,560	3,712
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,894	2,013
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,934	4,178
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	4,086	4,361
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	3,642	3,938
Freddie Mac, Series K011, Class A2, multifamily 4.084% 2020	4,200	4,783
Freddie Mac, Series 2289, Class NA, 11.499% 20202	259	292
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,300	4,502
Freddie Mac, Series 2289, Class NB, 10.815% 20222	86	94
Freddie Mac, Series 1567, Class A, 0.65% 20232	30	30
Freddie Mac, Series 2626, Class NG, 3.50% 2023	402	413
Freddie Mac, Series 1617, Class PM, 6.50% 2023	748	840
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,378	1,555
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,178	2,430
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	5,384	4,993
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,567	2,353
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,593	1,541
Freddie Mac, Series 3156, Class PF, 0.489% 20362	6,394	6,375
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,121	3,474
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,830	4,298
Freddie Mac, Series 3272, Class PA, 6.00% 2037	4,364	4,836
Government National Mortgage Assn. 10.00% 2019	355	417
Government National Mortgage Assn. 10.00% 2021	158	177
Government National Mortgage Assn. 3.50% 2025	10,316	11,055
Government National Mortgage Assn. 3.50% 2025	783	839
Government National Mortgage Assn. 3.00% 2026	31,225	33,211
Government National Mortgage Assn. 6.50% 2029	1,351	1,527
Government National Mortgage Assn. 6.50% 2032	1,367	1,546
Government National Mortgage Assn. 6.00% 2033	1,141	1,270
Government National Mortgage Assn. 5.50% 2034	2,211	2,426
Government National Mortgage Assn. 6.00% 2034	1,456	1,619
Government National Mortgage Assn. 5.00% 2035	1,838	2,013
Government National Mortgage Assn. 5.00% 2035	1,343	1,454
Government National Mortgage Assn. 5.50% 2035	2,948	3,231
Government National Mortgage Assn. 6.00% 2035	1,343	1,495
Government National Mortgage Assn. 4.50% 2036	1,152	1,252
Government National Mortgage Assn. 5.50% 2036	1,737	1,900
Government National Mortgage Assn. 6.00% 2036	1,590	1,764
Government National Mortgage Assn. 6.00% 2037	3,108	3,437
Government National Mortgage Assn. 6.50% 2037	1,135	1,276
Government National Mortgage Assn. 5.50% 2038	3,241	3,606
Government National Mortgage Assn. 5.50% 2038	412	447
Government National Mortgage Assn. 6.00% 2038	2,684	3,018
Government National Mortgage Assn. 6.00% 2038	1,818	2,005
Government National Mortgage Assn. 6.50% 2038	1,656	1,871
Government National Mortgage Assn. 6.50% 2038	1,072	1,211
Government National Mortgage Assn. 3.50% 20392	7,349	7,771
Government National Mortgage Assn. 4.00% 2039	3,736	4,093
Government National Mortgage Assn. 4.50% 2039	12,057	13,281
Government National Mortgage Assn. 4.50% 2039	7,134	7,742
Government National Mortgage Assn. 4.50% 2039	3,625	3,921
Government National Mortgage Assn. 4.50% 2039	1,824	1,973
Government National Mortgage Assn. 5.00% 2039	6,867	7,597
Government National Mortgage Assn. 5.00% 2039	1,860	2,023
Government National Mortgage Assn. 5.50% 2039	3,164	3,449
Government National Mortgage Assn. 5.50% 2039	2,215	2,415
Government National Mortgage Assn. 5.50% 2039	1,099	1,198
Government National Mortgage Assn. 6.00% 2039	3,122	3,445
Government National Mortgage Assn. 6.00% 2039	2,112	2,331
Government National Mortgage Assn. 6.50% 2039	1,146	1,288
Government National Mortgage Assn. 4.50% 2040	15,529	16,852
Government National Mortgage Assn. 4.50% 2040	4,063	4,489
Government National Mortgage Assn. 4.50% 2040	3,835	4,153
Government National Mortgage Assn. 5.00% 2040	16,993	18,532
Government National Mortgage Assn. 5.00% 2040	3,942	4,367
Government National Mortgage Assn. 5.00% 2040	1,704	1,887
Government National Mortgage Assn. 5.00% 2040	1,637	1,780
Government National Mortgage Assn. 5.00% 2040	1,472	1,606
Government National Mortgage Assn. 3.50% 2041	1,958	2,093
Government National Mortgage Assn. 4.00% 2041	5,417	5,935
Government National Mortgage Assn. 4.00% 2041	4,626	5,068
Government National Mortgage Assn. 4.00% 2041	374	402
Government National Mortgage Assn. 4.50% 2041	8,866	9,619
Government National Mortgage Assn. 4.50% 2041	6,560	7,117
Government National Mortgage Assn. 5.00% 2041	1,790	1,952
Government National Mortgage Assn. 5.00% 2041	355	381
Government National Mortgage Assn. 5.50% 2041	1,128	1,221
Government National Mortgage Assn. 5.50% 2041	631	683
Government National Mortgage Assn. 5.50% 2041	363	393
Government National Mortgage Assn. 6.00% 2041	420	459
Government National Mortgage Assn. 6.50% 2041	9,225	10,608
Government National Mortgage Assn. 3.50% 20423	16,376	17,481
Government National Mortgage Assn. 3.50% 20423	5,000	5,340
Government National Mortgage Assn. 3.50% 2042	3,992	4,268
Government National Mortgage Assn. 3.50% 2042	2,086	2,177
Government National Mortgage Assn. 4.00% 2042	9,939	10,886
Government National Mortgage Assn. 4.00% 2042	4,040	4,424
Government National Mortgage Assn. 5.922% 2058	16,367	18,093
Government National Mortgage Assn. 6.172% 2058	531	573
Government National Mortgage Assn. 6.22% 2058	7,379	7,988
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	3,466	3,498
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	9,554	10,201
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	11,145
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,187	4,649
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	24,614	27,390
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	19,405	20,556
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	7,527	8,219
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	10,819	10,941
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 20482,4	1,540	1,543
National Credit Union Administration, Series 2011-M1, Class A1, 0.259% 20132	2,431	2,431
National Credit Union Administration, Series 2010-R2, Class 1A, 0.609% 20172	1,140	1,142
National Credit Union Administration, Series 2011-R3, Class 1A, 0.639% 20202	2,233	2,239
National Credit Union Administration, Series 2011-R1, Class 1A, 0.689% 20202	1,226	1,230
		4,025,805

U.S. TREASURY BONDS & NOTES — 24.55%
U.S. Treasury 1.375% 2012	137,235	138,017
U.S. Treasury 3.00% 20125	31,862	32,057
U.S. Treasury 1.125% 2013	151,290	152,723
U.S. Treasury 3.125% 2013	26,500	27,458
U.S. Treasury 0.25% 2014	34,600	34,592
U.S. Treasury 2.375% 2014	33,750	35,391
U.S. Treasury 2.625% 2014	50,215	52,738
U.S. Treasury 1.875% 2015	22,870	23,914
U.S. Treasury 2.125% 2015	64,500	68,340
U.S. Treasury 11.25% 2015	90,530	117,110
U.S. Treasury 1.50% 2016	36,875	38,323
U.S. Treasury 2.125% 2016	58,100	61,645
U.S. Treasury 2.375% 2016	40,200	43,053
U.S. Treasury 4.50% 2016	14,950	17,157
U.S. Treasury 5.125% 2016	3,000	3,541
U.S. Treasury 7.50% 2016	6,250	8,150
U.S. Treasury 0.875% 2017	65,500	66,224
U.S. Treasury 1.00% 2017	34,300	34,894
U.S. Treasury 2.50% 2017	64,000	69,734
U.S. Treasury 3.00% 2017	23,000	25,526
U.S. Treasury 3.25% 2017	7,400	8,309
U.S. Treasury 8.875% 2017	23,250	33,037
U.S. Treasury 3.50% 2018	51,320	59,052
U.S. Treasury 8.75% 2020	34,400	54,781
U.S. Treasury 3.125% 2021	45,675	52,358
U.S. Treasury 8.125% 2021	21,340	33,854
U.S. Treasury 1.75% 2022	39,200	39,849
U.S. Treasury 2.00% 2022	21,925	22,834
U.S. Treasury 6.00% 2026	26,250	39,019
U.S. Treasury 6.50% 2026	11,230	17,577
U.S. Treasury 6.25% 2030	21,840	34,999
U.S. Treasury 4.375% 2039	82,300	111,966
U.S. Treasury 3.875% 2040	17,500	22,012
U.S. Treasury 2.125% 20415	314	460
U.S. Treasury 3.125% 2041	4,200	4,613
U.S. Treasury 3.75% 2041	36,925	45,482
U.S. Treasury 4.75% 2041	81,540	117,632
U.S. Treasury 0.75% 20425	17,366	18,722
U.S. Treasury 3.125% 2042	2,700	2,965
		1,770,108

FEDERAL AGENCY BONDS & NOTES — 9.23%
Federal Home Loan Bank 0.875% 2012	48,750	48,836
Federal Home Loan Bank 1.75% 2012	57,605	57,819
Federal Home Loan Bank 1.625% 2013	19,500	19,771
Federal Home Loan Bank 3.625% 2013	10,000	10,464
Federal Home Loan Bank 2.375% 2014	16,500	17,112
Federal Home Loan Bank 2.75% 2015	8,500	9,048
Federal Home Loan Bank, Series 2816, 1.00% 2017	25,485	25,502
Federal Home Loan Bank 4.125% 2020	15,125	18,009
Freddie Mac 1.125% 2012	35,700	35,757
Freddie Mac 0.375% 2014	75,250	75,377
Freddie Mac 2.50% 2014	13,000	13,532
Freddie Mac 3.00% 2014	22,750	24,067
Freddie Mac 1.75% 2015	33,375	34,666
Freddie Mac 2.375% 2022	15,000	15,533
Fannie Mae 0.75% 2013	67,575	67,974
Fannie Mae 3.00% 2014	4,500	4,769
Fannie Mae 0.50% 2015	7,000	7,003
Fannie Mae 6.625% 2030	2,950	4,532
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	34,218
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,914
Tennessee Valley Authority, 4.65% 2035	3,930	4,781
Tennessee Valley Authority 5.88% 2036	2,750	3,906
Tennessee Valley Authority 5.25% 2039	11,000	14,535
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,222
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	21,239
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,640
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,020
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,450	12,581
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	20,500	20,524
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,008
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	2,238	2,431
Small Business Administration, Series 2001-20K, 5.34% 20211	1,043	1,154
Small Business Administration, Series 2001-20J, 5.76% 20211	444	492
Small Business Administration, Series 2001-20F, 6.44% 20211	1,667	1,860
Small Business Administration, Series 2003-20B, 4.84% 20231	4,798	5,292
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,002
Western Corp. 1.75% 2012	2,800	2,818
		665,408

ASSET-BACKED OBLIGATIONS1 — 0.02%
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	835	871
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	447	454
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	187	188
		1,513

Total bonds & notes (cost: $6,220,081,000)		6,462,834

Short-term securities — 30.89%

Freddie Mac 0.07%–0.18% due 6/5–12/18/2012	610,650	610,475
Federal Home Loan Bank 0.095%–0.15% due 6/6–12/20/2012	540,437	540,278
U.S. Treasury Bills 0.061%–0.145% due 6/21–11/8/2012	429,700	429,596
Fannie Mae 0.07%–0.14% due 7/16–11/14/2012	285,900	285,777
Jupiter Securitization Co., LLC 0.16% due 6/1/20124	50,000	50,000
Federal Farm Credit Banks 0.10% due 9/6/2012	42,800	42,789
Procter & Gamble Co. 0.10% due 6/13/20124	40,000	39,999
Bank of New York Co., Inc. 0.11% due 6/18/20124	39,600	39,598
Wal-Mart Stores, Inc. 0.10% due 6/18/20124	35,000	34,998
General Electric Capital Corp. 0.12% due 6/13/2012	30,000	29,999
General Electric Co. 0.13% due 6/1/2012	3,600	3,600
ExxonMobil Corp. 0.08% due 6/13/2012	26,500	26,499
Harvard University 0.08% due 6/13/2012	24,959	24,958
National Rural Utilities Cooperative Finance Corp. 0.13% due 6/13/2012	23,800	23,799
Straight-A Funding LLC 0.13% due 6/18/20124	23,600	23,598
Paccar Financial Corp. 0.13% due 6/5/2012	20,800	20,800

Total short-term securities (cost: $2,226,765,000)		2,226,763

Total investment securities (cost: $8,446,846,000)		8,689,597
Other assets less liabilities		(1,480,248)

Net assets		$7,209,349

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.
4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,677,000, which represented 2.78% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$242,483
Gross unrealized depreciation on investment securities	(1,116)
Net unrealized appreciation on investment securities	241,367
Cost of investment securities for federal income tax purposes	8,448,230

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0712O-S32885

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: July 27, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 27, 2012